Debt (Details) (USD $)	3 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	117 Months Ended	12 Months Ended							12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012 Call Option [Member] Ten-Year Warrants [Member]	Dec. 31, 2012 Senior Secured Convertible Notes [Member]	Dec. 31, 2011 Senior Secured Convertible Notes [Member]	Apr. 06, 2013 Senior Secured Convertible Notes [Member]	Mar. 31, 2013 Senior Secured Convertible Notes [Member]	Oct. 02, 2012 Senior Secured Convertible Notes [Member]	Dec. 31, 2012 Senior Secured Convertible Notes [Member] Call Option [Member]	Dec. 31, 2012 Working Capital Note [Member]	Mar. 31, 2013 Working Capital Note [Member]	Dec. 31, 2011 Working Capital Note [Member]	Dec. 31, 2012 Working Capital Note [Member] Ten-Year Warrants [Member]	Dec. 31, 2012 Working Capital Note [Member] Five-Year Warrants [Member]	Dec. 31, 2012 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2011 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2012 Demand Note [Member]	Mar. 31, 2013 Embedded Derivative liability [Member]	Dec. 31, 2012 Embedded Derivative liability [Member]	Dec. 31, 2011 Embedded Derivative liability [Member]
Total debt outstanding [Abstract]
Total debt	$ 11,983,000		$ 11,269,000	$ 4,987,000		$ 11,269,000	$ 11,983,000		$ 15,005,000	$ 0		$ 15,005,000			$ 3,660,000	$ 3,660,000	$ 5,000,000			$ 0	$ 126,000		$ 273,000	$ 276,000	$ 0
Unamortized debt discount	(6,955,000)		(7,672,000)	(139,000)		(7,672,000)	(6,955,000)		8,300,000
Less current portion	(2,805,000)		(1,786,000)	(2,205,000)		(1,786,000)	(2,805,000)
Total long-term debt	9,178,000		9,483,000	2,782,000		9,483,000	9,178,000
Principal payments maturity [Abstract]
2013			1,943,000			1,943,000
2014			1,717,000			1,717,000
2015			15,005,000			15,005,000
Long-term debt including unamortized debt discount			18,665,000			18,665,000
Less embedded derivative and unamortized debt discount			(7,396,000)			(7,396,000)
Total debt	11,983,000		11,269,000	4,987,000		11,269,000	11,983,000		15,005,000	0		15,005,000			3,660,000	3,660,000	5,000,000			0	126,000		273,000	276,000	0
Interest expense	1,427,000	174,000	2,957,000	849,000		17,846,000	19,273,000
Amortization of deferred financing costs	200,000		1,300,000							200,000
Debt issuance costs	200,000		1,500,000					800,000	700,000
Debt interest rate (in hundredths)									10.00%			10.00%			13.00%		11.75%					10.00%
Debt instrument, maturity date									Oct. 02, 2015						May 01, 2014
Warrants to purchase common stock (in shares)	80,080,702		80,250,702	1,064,616		80,250,702	80,080,702		51,100,000		57,438,408		51,100,000	20,000,000				1,138,785	569,392
Initial exercise price of warrants (in dollars per share)									$ 0.75		$ 0.69		$ 0.75	$ 0.75
Number of shares issuable at conversion (in shares)									1,333
Base principal amount considered for conversion									1,000
Accrued interest on convertible notes	188,000		373,000	0		373,000	188,000		400,000			400,000
Demand notes				1,000,000
Repayment of debt	0	470,000	1,466,000	8,624,000	3,245,000	32,734,000	32,734,000								4,500,000
Number of monthly payments															24
Monthly interest payments															40,000
Monthly interest and principal payments															$ 400,000
Warrants expiration period																		10 years	5 years